Other payables to third parties (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other payables to third parties
Purchases of property, plant and equipment	474,185	151,791
Miscellaneous tax payables	18,253	13,190
Deposits	3,008	4,942
Labor services payables	12,438	6,367
Others	19,843	15,714
Total other payables	527,727	192,004